RELATED PARTY TRANSATIONS AND BALANCES (Details Narrative) (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Related Party Transations And Balances Details Narrative
Incurred management fees	$ 165,304	$ 20,472	$ 185,776
Payment to sole director and officer	3,989
Management fees due	$ 275		$ 275